Defined Benefit Plans - Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	4.00%	3.00%
Debt instruments	19.00%	20.00%
Other	17.00%	14.00%
Defined benefit plans [member] | Actuarial assumption of expected rates of pension increases [member] | Aegon United States of America [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	19.00%
Debt instruments	47.00%
Other	20.00%
Defined benefit plans [member] | Actuarial assumption of expected rates of pension increases [member] | Aegon United States of America [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	28.00%
Debt instruments	58.00%
Other	28.00%